Income Taxes - Schedule of Effective Income Tax Rate (Details) (Allied Integral United Inc)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes at statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
Valuation allowance	21.00%	21.00%	21.00%
Effective tax rate	0.00%	0.00%	0.00%
Allied Integral United Inc [Member]
Taxes at statutory U.S. federal income tax rate	21.00%	21.00%
State and local income taxes, net of federal tax benefit	6.70%	6.70%
Other differences, net	0.00%	0.00%
Valuation allowance	(27.70%)	(27.70%)
Effective tax rate	0.00%	0.00%